Increase in Authorized Shares of Common Stock (Details textual)	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Stock, Shares Authorized	350,000,000	200,000,000	350,000,000	200,000,000